Regulatory Matters	12 Months Ended
Dec. 31, 2020
Regulatory Matters [Abstract]
Regulatory Matters

NOTE 13 – REGULATORY MATTERS

The Company (on a consolidated basis) and Bank are subject to various regulatory capital requirements administered by the federal and state banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Company’s and Bank’s financial performance. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company and Bank must meet specific capital guidelines involving quantitative measures of the assets, liabilities, and certain off-balance-sheet items as calculated under regulatory accounting practices. The capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Company and Bank to maintain minimum amounts and ratios (set forth in the following table) of Total capital, Tier 1 capital and Common equity tier 1 capital (as defined in the regulations) to risk-weighted assets (as defined), and of Tier 1 capital to average assets (as defined). Management believes as of December 31, 2020 and 2019, the Company and Bank met or exceeded all capital adequacy requirements to which they are subject.

As of December 31, 2020, the most recent notification from federal and state banking agencies categorized the Bank as “well capitalized” under the regulatory framework for prompt corrective action. To be categorized as “well capitalized” an institution must maintain minimum Total risk-based, Tier 1 risk-based, Common equity Tier 1, and Tier 1 leverage ratios as set forth in the following tables. There are no known conditions or events since that notification that Management believes have changed the Bank’s category.

The actual capital amounts and ratios of the Company and Bank as of December 31 are presented in the following tables:

	Actual		Minimum Required For Capital Adequacy Purposes		Minimum Required To Be Well Capitalized Under Prompt Corrective Action
(Dollars in thousands)	Amount	Ratio	Amount	Ratio	Amount	Ratio
2020
Total capital to risk-weighted assets
Consolidated	$95,149	16.9%	$44,969	8.0%	$56,211	10.0%
Bank	93,333	16.6	44,954	8.0	56,193	10.0
Tier 1 capital to risk-weighted assets
Consolidated	88,101	15.7	33,727	6.0	44,969	8.0
Bank	86,285	15.4	33,716	6.0	44,954	8.0
Common equity tier 1 capital to risk-weighted assets
Consolidated	88,101	15.7	25,295	4.5	36,537	6.5
Bank	86,285	15.4	25,287	4.5	36,526	6.5
Tier 1 capital to average assets
Consolidated	88,101	8.7	40,518	4.0	50,647	5.0
Bank	86,285	8.5	40,511	4.0	50,638	5.0

2019
Total capital to risk-weighted assets
Consolidated	$87,598	15.5%	$45,226	8.0%	$56,532	10.0%
Bank	86,544	15.3	45,209	8.0	56,511	10.0
Tier 1 capital to risk-weighted assets
Consolidated	80,573	14.3	33,919	6.0	45,226	8.0
Bank	79,519	14.1	33,907	6.0	45,209	8.0
Common equity tier 1 capital to risk-weighted assets
Consolidated	80,573	14.3	25,439	4.5	36,746	6.5
Bank	79,519	14.1	25,430	4.5	36,732	6.5
Tier 1 capital to average assets
Consolidated	80,573	10.0	32,296	4.0	40,370	5.0
Bank	79,519	9.9	32,288	4.0	40,359	5.0

The Company’s primary source of funds with which to pay dividends, are dividends received from the Bank. The payment of dividends by the Bank to the Company is subject to restrictions by its regulatory agencies. These restrictions generally limit dividends to current year net income and prior two-years’ net retained earnings. Also, dividends may not reduce capital levels below the minimum regulatory requirements disclosed in the prior table. Under these provisions, on January 1, 2021, the Bank could dividend $14.2 million to the Company. The Company does not anticipate the financial need to obtain regulatory approval to pay dividends. Federal law prevents the Company from borrowing from the Bank unless loans are secured by specific obligations. Further, such secured loans are limited to an amount not exceeding ten percent of the Bank’s common stock and capital surplus.